Long-Term Debts - Schedule of Contractual Maturities of the Group’s Long-Term Debts (Details)	Mar. 31, 2025 USD ($)
Schedule of Contractual Maturities of Long Term Debts [Abstract]
Within 1 year	$ 243,557
1 – 2 years	141,134
2 – 3 years	141,134
3 – 4 years	141,134
4 – 5 years	141,134
Over 5 years	169,487
Total	$ 977,580